UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Martin Capital Management, LLP
Address:     300 NIBCO Parkway
             Suite 301
             Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      TODD B. MARTIN
Title:     MANAGING PARTNER
Phone:     (574) 293-2077

Signature, Place, and Date of Signing:

 /s/ Todd. B. Martin             Elkhart , IN               08/15/08
---------------------           --------------            -------------
     [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     229,114

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

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
                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN  AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ------
AMERICAN EXPRESS CO.           COM              025816109      579    15375 SH       SOLE               15375      0
BANK OF AMERICA CORPORATION    COM              060505104      239    10000     CALL SOLE                          0
BANK OF AMERICA CORPORATION    COM              060505104       26     1100     CALL SOLE                          0
BANK OF AMERICA CORPORATION    COM              060505104      119     5000     CALL SOLE                          0
BERKSHIRE HATHAWAY - B         COM              084670207    14002     3490 SH       SOLE                3437      0     53
BROWN & BROWN, INC.            COM              115236101    34677  1994080 SH       SOLE             1962350      0  31730
CIRCUIT CITY STORE INC         COM              172737108      289   100000     CALL SOLE                          0
EMMIS COMM.CL A                COM              291525103     7462  2960983 SH       SOLE             2870574      0  90409
FIFTH THIRD BANCORP            COM              316773100    12467  1224640 SH       SOLE             1207580      0  17060
FIFTH THIRD BANCORP            COM              316773100       20     2000     PUT  SOLE                2000      0
GANNETT CO INC                 COM              364730101    11260   519600 SH       SOLE              511500      0   8100
GANNETT CO INC                 COM              364730101      592    27300     CALL SOLE                          0
GANNETT CO INC                 COM              364730101       82     3800     CALL SOLE                          0
GENERAL ELECTRIC CO.           COM              369604103      379    14200 SH       SOLE               14200      0
GOLDMAN SACHS GROUP INC        COM              38141G104     2186    12500     PUT  SOLE               12500      0
HEARTLAND EXPRESS              COM              422347104      224    15000 SH       SOLE               15000      0
HEWLETT PACKARD CO.            COM              428236103      212     4800 SH       SOLE                4800      0
HNI CORP                       COM              404251100    14888   843010 SH       SOLE              831370      0  11640
INTEL CORP.                    COM              458140100      565    26300 SH       SOLE               26300      0
JOHNSON & JOHNSON              COM              478160104      492     7650 SH       SOLE                7650      0
LAMAR ADV.                     COM              512815101     9094   252405 SH       SOLE              248960      0   3445
LEE ENTERPRISES, INC.          COM              523768109       89    22350 SH       SOLE               19650      0   2700
LEE ENTERPRISES, INC.          COM              523768109        8     2000     PUT  SOLE                2000      0
LOWE'S COS, INC.               COM              548661107    18798   905925 SH       SOLE              894770      0  11155
MCDONALD'S CORP.               COM              580135101      309     5500 SH       SOLE                5500      0
McGRAW-HILL COS.               COM              580645109     8335   207755 SH       SOLE              205665      0   2090
MERCK & CO.                    COM              589331107      302     8000 SH       SOLE                8000      0
MICROSOFT CORP.                COM              594918104      737    26800 SH       SOLE               26800      0
MOHAWK INDUSTRIES, INC.        COM              608190104    20939   326659 SH       SOLE              321226      0   5433
PEPSICO, INC.                  COM              713448108      687    10800 SH       SOLE               10800      0
POOL CORP.                     COM              73278L105    18914  1065004 SH       SOLE             1050490      0  14514
PROGRESSIVE CORP.              COM              743315103    15487   827309 SH       SOLE              815799      0  11510
SIMPSON MANUFACTURING CO.      COM              829073105      484    20400 SH       SOLE               20400      0
SKYLINE CORPORATION            COM              830830105      256    10900 SH       SOLE               10900      0
TJX COS., INC.                 COM              872540109    19748   627531 SH       SOLE              619191      0   8340
UNITED HEALTH GROUP INC.       COM              91324P102     1344    51200 SH       SOLE               51200      0
WAL MART STORES                COM              931142103     3009    53540 SH       SOLE               53240      0    300
WALT DISNEY CO.                COM              254687106      359    11500 SH       SOLE               11500      0
WELLPOINT INC.                 COM              94973V107     9152   192035 SH       SOLE              188935      0   3100
WYETH                          COM              983024100      302     6300 SH       SOLE                6300      0
                                                            ---------------                          ----------------------
                                                            229114 12424741                          12055962        221579
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